Expense Example {- Fidelity Money Market Fund} - 04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-09 - Fidelity Money Market Fund - Fidelity Money Market Fund-Premium Class
Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 31
3 years	107
5 years	194
10 years	$ 448